Dreyfus Institutional Reserves Funds

-Dreyfus Institutional Treasury and Agency Cash Advantage Fund
-Dreyfus Institutional Treasury Securities Cash Advantage Fund

Incorporated herein by reference is a supplement to the Funds' prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 31, 2019 (SEC Accession No. 0001423799-19-000018).